BORROWINGS (Short-Term Borrowings) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Short-term bank borrowings	$ 79,062,810	$ 34,135,224
Interest rate on short-term bank borrowings	5.30%	5.00%	5.10%
Certificate of deposit [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		$ 5,059,224
Daqo Group And Its Related Parties [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	$ 79,062,810	$ 29,076,000